Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings (Deficit)	Total
Beginning balance at Sep. 30, 2024			$ 200		$ (15,584)	$ 13,455,800	$ 13,440,416
Beginning balance (in Shares) at Sep. 30, 2024			1,333,333
Foreign currency translation adjustments					(20,937)		(20,937)
IPO Issuance, value			$ 14	3,723,824			3,723,838
IPO Issuance, shares (in Shares)			95,833
Share-based compensation, value			$ 43	15,772,213			15,772,255
Share-based compensation, shares (in Shares)			285,833
Common stock reclassification, value			$ (257)				(257)
Common stock reclassification, shares (in Shares)			(1,715,000)
Class A ordinary shares	$ 173			17,052			17,225
Class A ordinary shares (in Shares)	1,152,588
Class B ordinary shares		$ 85		8,415			8,500
Class B ordinary shares (in Shares)		566,667
Net loss						(15,259,838)	(15,259,838)
Ending balance at Mar. 31, 2025	$ 173	$ 85		19,521,503	(36,521)	(1,804,038)	17,681,202
Ending balance (in Shares) at Mar. 31, 2025	1,152,588	566,667
Beginning balance at Sep. 30, 2025	$ 173	$ 85		17,981,003	(29,822)	86,051	18,037,490
Beginning balance (in Shares) at Sep. 30, 2025	1,152,588	566,667
Foreign currency translation adjustments					(21,368)		(21,368)
Net loss						(3,757,315)	(3,757,315)
Ending balance at Mar. 31, 2026	$ 173	$ 85		$ 17,981,003	$ (51,190)	$ (3,671,264)	$ 14,258,807
Ending balance (in Shares) at Mar. 31, 2026	1,152,588	566,667